Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 78,245	$ 2,264
Foreign currency translation gain (loss)	196	(26)
Other comprehensive income (loss)	196	(26)
Comprehensive income	$ 78,441	$ 2,238